INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2023
Revenues and Long-Lived Assets by Geographical Area	The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2023	2022	2021
Revenues:
United States	$6,540,646	$6,578,897	$5,636,929
Canada	374,659	389,119	386,780
Latin America and the Caribbean	368,462	306,328	256,483

Total revenues	$7,283,767	$7,274,344	$6,280,192

December 31,	2023	2022
Long-Lived Assets:
United States	$1,150,736	$1,009,188
Canada	167,314	164,284
Latin America and the Caribbean	19,201	16,003

Total long-lived assets	$1,337,251	$1,189,475